Other financial assets	12 Months Ended
Sep. 30, 2022
Other financial assets
Other financial assets

Note 19. Other financial assets

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Accrued interest receivable	1,266	720	1,123	624
Securities sold not delivered	2,521	3,542	2,521	3,542
Trade debtors	619	574	503	397
Interbank lending	223	592	218	73
Clearing and settlement balances	477	564	447	524
Accrued fees and commissions	369	264	265	187
Other	151	138	151	139
Total other financial assets	5,626	6,394	5,228	5,486